Annual Total Returns[BarChart] - Federated Hermes Ohio Municipal Income Fund - F	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.10%	6.81%	(2.80%)	7.77%	2.39%	0.51%	4.23%	0.38%	6.10%	3.88%